Summary Of Significant Accounting Policies (Schedule Of Selling Commissions And Platform Fees) (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	$ 2,681,742	$ 2,190,370
Platform Fees	22,544	20,335
Total Selling Commissions and Platform Fees	2,704,286	2,210,705
U.S. Feeder [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	2,667,559	2,175,892
Platform Fees	22,544	20,335
Total Selling Commissions and Platform Fees	2,690,103	2,196,227
Cayman Feeder [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	14,183	14,478
Total Selling Commissions and Platform Fees	$ 14,183	$ 14,478